Interest-bearing loans and borrowings	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Interest-bearing loans and borrowings	Interest-bearing loans and borrowings

(in thousands of USD)	Bank loans	Other notes	Lease liabilities	Other borrowings	Total
More than 5 years	102,419	—	74	—	102,493
Between 1 and 5 years	1,073,416	196,895	16,685	86,198	1,373,194
More than 1 year	1,175,835	196,895	16,759	86,198	1,475,687
Less than 1 year	29,313	67,025	22,292	117,863	236,493
At January 1, 2022	1,205,148	263,920	39,051	204,061	1,712,180

New loans	1,038,450	—	14,060	231,845	1,284,355
Scheduled repayments	(44,470)	(67,200)	(24,290)	(293,171)	(429,131)
Early repayments	(865,000)	—	—	—	(865,000)
Other changes	(945)	836	—	—	(109)
Translation differences	—	—	(142)	(5,873)	(6,015)
Balance at December 31, 2022	1,333,183	197,556	28,679	136,862	1,696,280

More than 5 years	221,304	—	41	—	221,345
Between 1 and 5 years	1,042,938	197,556	5,783	71,011	1,317,288
More than 1 year	1,264,242	197,556	5,824	71,011	1,538,633
Less than 1 year	68,941	—	22,855	65,851	157,647
Balance at December 31, 2022	1,333,183	197,556	28,679	136,862	1,696,280

	Bank loans	Other notes	Lease liabilities	Other borrowings	Total
More than 5 years	221,304	—	41	—	221,345
Between 1 and 5 years	1,042,938	197,556	5,783	71,011	1,317,288
More than 1 year	1,264,242	197,556	5,824	71,011	1,538,633
Less than 1 year	68,941	—	22,855	65,851	157,647
At January 1, 2023	1,333,183	197,556	28,679	136,862	1,696,280

New loans	2,124,850	—	2,312	569,277	2,696,439
Scheduled repayments	(72,644)	—	(21,311)	(544,856)	(638,811)
Early repayments	(2,861,080)	—	—	—	(2,861,080)

Remeasurement	—	—	27,158	—	27,158
Other changes	4,050	4,396	—	(346)	8,100
Translation differences	—	—	18	2,609	2,627
Balance at December 31, 2023	528,359	201,952	36,856	163,546	930,713

More than 5 years	30,203	—	206	—	30,409
Between 1 and 5 years	332,032	198,219	3,157	71,248	604,656
More than 1 year	362,235	198,219	3,363	71,248	635,065
Less than 1 year	166,124	3,733	33,493	92,298	295,648
Balance at December 31, 2023	528,359	201,952	36,856	163,546	930,713
The amounts shown under "New Loans" and "Early Repayments" related to bank loans include drawdowns and repayments under revolving credit facilities during the year.
Bank Loans
On August 19, 2015, the Group entered into a $750.0 million senior secured amortizing revolving credit facility with a syndicate of banks. The facility is available for the purpose of (i) refinancing 21 vessels; (ii) financing four newbuilding VLCCs vessels as well as (iii) Euronav's general corporate and working capital purposes. The credit has been repaid on June 30, 2022 and carried a rate of LIBOR plus a margin of 195 bps.
On December 16, 2016, the Group entered into a $409.5 million senior secured amortizing revolving credit facility for the purpose of refinancing 11 vessels as well as Euronav's general corporate purposes. The credit facility was used to refinance the $500 million senior secured credit facility dated March 25, 2014 and will mature on January 31, 2023 carrying a rate of LIBOR plus a margin of 2.25%. Following the sale and lease back of the VLCC Nautica, Nectar and Noble in December 2019, this facility was reduced by $56.9 million. Following the sale of the VLCC Newton in February 2021, the total revolving credit facility was reduced by $16.3 million. Following the sale of VLCC Sara, Sandra, Sonia in the second quarter of 2022 and Simone in the fourth quarter of 2022, the commitment was reduced by $68.6 million. The credit has been repaid and cancelled on September 30, 2022 and the vessels remaining in the facility VLCC Iris, Ingrid and Ilma were refinanced with the new $377.0 million facility.
On April 7, 2021, the Group entered into an €80 million ($88.4 million) unsecured revolving credit facility. This new facility has been concluded with a range of commercial banks and the support of Gigarant, with sustainability and emission reductions as a component of the margin pricing. A range of measurable sustainability features such as year-on-year reduction in carbon emissions starting from 2021 will be supported by compliance with the Poseidon principles. The facility will have a duration of minimum three years, with two one-year extension options. These extension options have been exercised and facility will mature on April 7, 2026. As of December 31, 2023 and December 31, 2022, the outstanding balance on this facility was $0.0 million and $0.0 million, respectively.

On June 21, 2022, the Group entered into a $150 million senior secured amortizing term loan facility to finance the acquisition of the 50% ownership in the FSO joint ventures. The new facility has been concluded with ING and ABN Amro who were also the supporting banks in the existing facility. At the same time the existing facilities for the FSO JV companies which were maturing in July 2022 and September 2022 have also been repaid (see Note 26). The new facility carries a rate of daily compounded SOFR plus a margin of 2.15% with margin adjustment of plus or minus 10 bps. The new facility is linked to the sustainability performance of the Company. The commercial terms include a reduction of the interest rate when the Company achieves its targets in relation to two sustainability KPI's. The facility has a duration of 7.75 years with maturity on March 30, 2030. As of December 31, 2023 and December 31, 2022, the outstanding balance on this facility was $124.8 million and $141.7 million, respectively.
On December 6, 2022, the Group entered into a $377.0 million senior secured amortizing facility comprising a revolving credit facility of up to $307.0 million and a newbuild term loan facility of up to $70.0 million and an upsize term loan facility. The upsize facility of $70 million was concluded on March 17, 2023 for the financing of the newbuild VLCC Camus. The financing had been concluded with a syndicate of banks and Nordea Bank Norge SA acting as Agent and Security Trustee. The credit facility was repaid on December 14, 2023 in relation to the global refinance.

On June 29, 2023 the Group entered into a $190.4 million ECA covered senior secured amortizing loan facility to finance one newbuilding VLCC and three newbuilding Suezmax vessels. The facility was guaranteed with a K-Sure insurance cover. DNB and ING acted as co-agents in the facility and Citibank joined as a Mandated Lead Arranger. The new facility was linked to the sustainability performance of the Company with three sustainability KPI's. The commercial terms included a reduction of the interest rate when the Company achieves its targets in relation to the sustainability KPI's. The facility would have a duration of 12 years with maturity on June 29, 2035. The credit has been repaid and cancelled on December 14, 2023 in relation to the global refinance.

On October 9, 2023, the Company announced that an agreement was found between our two reference shareholders, CMB NV and Frontline plc / Famatown Finance Limited. The reference shareholders reached an agreement on a transaction involving the Company that puts an end to the deadlock arising from their differences over strategy, while offering other shareholders the opportunity to realise cash value for their investment. The transaction comprises three interdependent agreements:

• CMB will acquire Frontline's 26.12% stake in the Company for $18.43 per share
• Frontline will acquire 24 VLCC tankers from the Euronav fleet for $2.35 billion
• The Company's pending arbitration action against Frontline and affiliates will be terminated

A Special General Meeting was held on November 21, 2023, where the share sale and the fleet sale was approved. Shortly after, the share transfer has materialized and Euronav has started delivering the 24 vessels to Frontline over a period of 2 months. In relation to this transaction, the remaining Euronav fleet was refinanced in a Global Refinancing $1,290 million facility on November 7, 2023 consisting of three facilities: (i) a revolver credit facility up to $725.0 million for the purposes of (a) refinancing the existing facilities relating to the Core Ships and the Transition Ships, (b) refinancing the existing facilities related to the A Fleet, and (c) only after the refinancings described in (a) and (b), for general corporate and working capital purposes; (ii) a transition term loan facility up to $375.0 million for the purposes of (a) refinancing the existing facilities relating to the Core Ships and the Transition Ships, (b) refinancing the Existing Facilities related to the A Fleet; (iii) a newbuild term loan facility up to $190.0 million for the purposes of financing the delivery cost of four newbuild vessels namely Brest, Bristol, Crocus and Clematis. This facility has been accounted for as a new instrument and the previously existing loans have been extinguished. The revolver facility and the newbuild facility have a term of five years and the transition facility has a term of 18 months; and is bearing interest of Term SOFR + a margin of 2.3% - 2.9% per annum. The margin is reset every quarter based on the ratio of net debt to total capitalisation ratio. As of December 31, 2023, the outstanding balance on this facility was $415.7 million.

The company has fully repaid the outstanding liabilities for the following loans in the fourth quarter of 2023:

•Credit facility of $108.5 million with Korea Trade Insurance Corporation (K-sure) as insurer dated April 25, 2017.
•Credit facility of $173.6 million with Kexim, BNP and Credit Agricole Corporate dated March 15, 2018.
•Credit facility of $200.0 million with Nordea dated September 7, 2018.
•Credit facility of $700.0 million with Nordea dated August 28, 2019.
•Sustainability-linked loan of $713.0 million with Nordea dated September 11, 2020.
•Sustainability-linked loan of $73.45 million with DNB dated December 2, 2021.
•Credit facility of $447.0 million with Nordea dated December 6, 2022.
•Credit facility of $190.4 million with DNB dated June 29, 2023.
Undrawn borrowing facilities
At December 31, 2023, Euronav and its fully-owned subsidiaries have undrawn credit line facilities amounting to $813.4 million (2022: $671.3 million), of which $79.0 million will mature within 12 months.

Terms and debt repayment schedule
The terms and conditions of outstanding loans were as follows:

(in thousands of USD)				December 31, 2023			December 31, 2022
	Curr	Nominal interest rate	Year of mat.	Facility size	Drawn	Carrying value	Facility size	Drawn	Carrying value
Secured vessels loan 27.1M	USD	LIBOR + 1.95%	2029	—	—	—	24,650	24,650	24,650
Secured vessels loan 81.4M	USD	LIBOR + 1.50%	2029	—	—	—	44,098	44,098	42,960
Secured vessels loan 69.4M	USD	LIBOR + 2.0%	2030	—	—	—	49,751	49,751	49,751
Secured vessels loan 104.2M	USD	LIBOR + 2.0%	2030	—	—	—	67,251	67,251	66,562
Secured vessels Revolving loan 200.0M*	USD	LIBOR + 2.0%	2025	—	—	—	97,376	90,000	89,554
Secured vessels Revolving loan 700.0M*	USD	LIBOR + 1.95%	2026	—	—	—	553,480	470,000	466,211
Secured vessels Revolving loan 713.0M*	USD	LIBOR + 2.30%	2026	—	—	—	582,876	350,756	346,866
Secured vessels loan 73.45M	USD	LIBOR + 1.80%	2028	—	—	—	71,155	71,155	70,730
Unsecured Revolving loan 80M	EUR	LIBOR + 1.50%	2026	88,400	—	(66)	100,000	—	(265)
Secured FSO loan 150M	USD	SOFR + 2.15%	2030	124,809	124,809	123,728	141,747	141,747	140,227
Secured vessels Revolving loan 377.0M*	USD	SOFR + 1.90%	2028	—	—	—	288,276	40,000	35,938
Secured vessels loan Refi - Revolving loan 725.0M*	USD	SOFR + 2.30% - 2.90%	2028	725,000	—	(8,398)	—	—	—
Secured vessels loan Refi - Transition facility 375.0M	USD	SOFR + 2.30% - 2.90%	2025	368,225	368,225	365,662	—	—	—
Secured vessels loan Refi - Newbuild facility 190.0M	USD	SOFR + 2.30% - 2.90%	2028	47,500	47,500	47,433	—	—	—
Total interest-bearing bank loans				1,353,934	540,534	528,359	2,020,659	1,349,408	1,333,183
* The total amount available under the revolving loan Facilities depends on the total value of the fleet of tankers securing the facility.
The facility size of the vessel loans can be reduced if the value of the collateralized vessels falls under a certain percentage of the outstanding amount under that loan. For further information, we refer to Note 20.
Other notes

(in thousands of USD)				December 31, 2023			December 31, 2022
	Curr	Nominal interest rate	Year of mat.	Facility size	Drawn	Carrying value	Facility size	Drawn	Carrying value
Unsecured notes	USD	6.25%	2026	200,000	200,000	198,219	200,000	200,000	197,556
Total other notes				200,000	200,000	198,219	200,000	200,000	197,556

On September 2, 2021, the Group announced a successful placement of a new $200 million senior unsecured bonds. The bonds mature in September 2026 and carry a coupon of 6.25%. An application has been made for the bonds to be listed on Oslo Stock Exchange. The related transaction costs of $3.3 million are amortized over the lifetime of the instrument using the effective interest rate method. The net proceeds from the bond issue will be used for general corporate purposes and/or refinancing of the old $200 million bond (ISIN: NO0010793888). As part of this transaction Euronav bought back $132 million of the $200 million senior bonds issued in 2017 in the course of 2021. DNB Markets, Nordea, SEB and Arctic Securities AS acted as joint bookrunners in connection with the placement of the bond issue. In line with the successful placement of the new $200 million senior unsecured bond, the old bond has been fully repaid during the second quarter of 2022.
On March 18, 2022, the Financial Supervisory Authority of Norway approved the listing on the Oslo Stock Exchange of Euronav Luxembourg S.A.'s $200 million senior unsecured bonds due September 2026.

Other borrowings
On June 6, 2017, the Group signed an agreement with BNP Paribas Fortis SA/NV to act as dealer for a Treasury Notes Program with a maximum outstanding amount of €50 million. On October 1, 2018, KBC has been appointed as an additional dealer in the agreement and the maximum amount has been increased from €50 million to €150 million. As of December 31, 2023, the outstanding amount was $87.8 million or €79.1 million (December 31, 2022: $50.7 million or €47.5 million). The Treasury Notes are issued on an as needed basis with different durations not exceeding 1 year, and initial pricing is set to 60 bps over Euribor. The Company enters into FX forward contracts to manage the currency risks related to these instruments issued in Euro compared to the USD Group functional currency. The FX contracts have the same nominal amount and duration as the issued Treasury Notes and they are measured at fair value with changes in fair value recognized in the consolidated statement of profit or loss. On December 31, 2023, the fair value of these forward contracts amounted to $1.5 million (December 31, 2022: $0.3 million).

On December 30, 2019, the Company entered into a sale and leaseback agreement for three VLCCs. The three VLCCs are the Nautica (2008 – 307,284), Nectar (2008 – 307,284) and Noble (2008 – 307,284). The vessels were sold and were leased back under a 54-months bareboat contract at an average rate of $20,681 per day per vessel. In accordance with IFRS, this transaction was not accounted for as a sale but Euronav as seller-lessee will continue to recognize the transferred assets, and recognized a financial liability equal to the net transfer proceeds of $124.4 million. During 2023, the repurchase options on the three VLCCs were exercised and the bareboat contracts have been ended.

On December 4, 2023, the Company entered into a sale and leaseback agreement for the Suezmax Cypress (2022 – 157,310). The vessel was sold and was leased back under a 14-year bareboat contract at a rate equal to an amortization element of $13,590 per day per vessel and an interest element based on term SOFR plus 4.35 basis points, which can be reduced by the sustainability saving. The sustainability saving is a CII score of A or B which will lead to a margin reduction of 10 basis points. In accordance with IFRS, this transaction was not accounted for as a sale but Euronav as seller-lessee will continue to recognize the transferred asset, and recognized a financial liability equal to the net transfer proceed of $76.9 million. As of December 31, 2023, the outstanding amount was $75.7 million. At the end of the bareboat contract, the Company has a purchase obligation of $7.39 million. Euronav may, at any time on and after the fourth anniversary, notify the owners the charterers' intention to terminate this charter on the purchase option date and purchase the vessel from the owners for the applicable purchase option price.

The future lease payments for these leaseback agreements are as follows:

(in thousands of USD)	December 31, 2023	December 31, 2022

Less than one year	4,547	22,667
Between one and five years	19,130	11,212
More than five years	52,828	—
Total future lease payables	76,505	33,878

On December 4, 2023, the Company entered into a sale and leaseback agreement for the Suezmax Cedar (2022 – 157,310) but this vessel was only delivered at January 10, 2024. At the end of December 31, 2023, the Company has a commitment of future lease payments for a total amount of $76.9 million of which $4.5 million is due less than one year, $19.0 million due between one and five years and $53.4 million due more than five years.
Transaction and other financial costs
The heading 'Other changes' in the first table of this footnote reflects the recognition of directly attributable transaction costs as a deduction from the fair value of the corresponding liability, and the subsequent amortization of such costs. In 2023, the Group recognized $16.5 million of amortization of financing costs which was mainly due to the refinancing of the existing financial liabilities. Their respective remaining transaction costs have been expensed in the profit and loss statement. The Group recognized $13.8 million of directly attributable transaction costs as a deduction from the fair value of the $1.3 billion Global refinancing facility entered into November 7, 2023 and $0.7 million of directly attributable transaction costs as a deduction from the fair value of the sale and leaseback of the Suezmax Cypress. Furthermore, the heading 'Other changes' include a change of presentation of accrued interest on instruments measured at amortized cost, previously reported under trade and other payables to a single line item from the instrument itself (see Note 19).
Interest expense on financial liabilities measured at amortized cost increased during the year ended December 31, 2023, compared to 2022 (2023: $(-134.6) million, 2022: $(-85.4) million). The increased interest expenses on financial liabilities are mainly related to an increase in interest expenses on bank loans due to a higher average interest rate despite a lower average outstanding debt compared to the period ended December 31, 2022. Other financial charges increased in 2023 compared to 2022 (2023: $(-13.5) million, 2022: $(-5.9) million) which was mainly due to the refinancing of the previous financial liabilities (see Note 6).

Interest on lease liabilities (2023: $(-0.6) million, 2022: $(-1.2) million) were recognized.
Reconciliation of movements of liabilities to cash flows arising from financing activities

	Liabilities				Equity
	Loans and borrowings	Other Notes	Other borrowings	Lease liabilities	Share capital / premium	Reserves	Treasury shares	Retained earnings	Total
Balance at January 1, 2022	1,205,148	263,920	204,061	39,051	1,941,697	2,849	(164,104)	180,140	3,672,762

Changes from financing cash flows
Proceeds from loans and borrowings (Note 17)	1,038,450	—	—	—	—	—	—	—	1,038,450
Proceeds from issue of other borrowings (Note 17)	—	—	231,845	—	—	—	—	—	231,845
Proceeds from transfer of treasury shares (Note 15)	—	—	—	—	—	—	1,080	—	1,080
Repayment of sale and leaseback agreement (Note 17)	—	—	(22,667)	—	—	—	—	—	(22,667)
Transaction costs related to loans and borrowings (Note 17)	(5,871)	—	—	—	—	—	—	—	(5,871)
Repayment of borrowings (Note 17)	(909,470)	(67,200)	—	—	—	—	—	—	(976,670)
Repayment of commercial paper (Note 17)	—	—	(279,314)	—	—	—	—	—	(279,314)
Repayment of lease liabilities (Note 17)	—	—	—	(25,527)	—	—	—	—	(25,527)
Dividend paid	—	—	—	—	(24,213)	—	—	—	(24,213)
Total changes from financing cash flows	123,109	(67,200)	(70,136)	(25,527)	(24,213)	—	1,080	—	(62,887)

Other changes
Liability-related
Amortization of transaction costs (Note 17)	4,926	865	—	—	—	—	—	—	5,791
Amortization of above par issuance (Note 17)	—	(57)	—	—	—	—	—	—	(57)
Amortization of below par issuance (Note 17)	—	28	—	—	—	—	—	—	28
New leases (Note 17)	—	—	—	14,060	—	—	—	—	14,060
Interest expense (Note 6)	—	—	8,809	1,237	—	—	—	—	10,046
Translation differences (Note 17)	—	—	(5,873)	(142)	—	—	—	—	(6,015)
Total liability-related other changes	4,926	836	2,936	15,155	—	—	—	—	23,853

Total equity-related other changes (Note 15)	—	—	—	—	—	30,180	—	205,836	236,016

Balance at December 31, 2022	1,333,183	197,556	136,861	28,679	1,917,484	33,029	(163,024)	385,976	3,869,744

	Liabilities				Equity
	Loans and borrowings	Other Notes	Other borrowings	Lease liabilities	Share capital / premium	Reserves	Treasury shares	Retained earnings	Total
Balance at January 1, 2023	1,333,183	197,556	136,861	28,679	1,917,484	33,029	(163,024)	385,976	3,869,744

Changes from financing cash flows
Proceeds from loans and borrowings (Note 17)	2,124,850	—	—	—	—	—	—	—	2,124,850
Proceeds from issue of other borrowings (Note 17)	—	—	569,277	—	—	—	—	—	569,277
Proceeds from transfer of treasury shares (Note 15)	—	—	—	—	—	—	—	—	—
Repayment of sale and leaseback liability (Note 17)	—	—	(96,006)	—	—	—	—	—	(96,006)
Transaction costs related to loans and borrowings (Note 17)	(13,761)	—	(769)	—	—	—	—	—	(14,530)
Repayment of borrowings (Note 17)	(2,933,724)	—	—	—	—	—	—	—	(2,933,724)
Repayment of commercial paper (Note 17)	—	—	(458,272)	—	—	—	—	—	(458,272)
Repayment of lease liabilities (Note 17)	—	—	—	(21,942)	—	—	—	—	(21,942)
Dividend paid	—	—	—	—	(211,807)	—	—	(418,733)	(630,540)
Total changes from financing cash flows	(822,635)	—	14,230	(21,942)	(211,807)	—	—	(418,733)	(1,460,887)

Other changes
Liability-related
Amortization of transaction costs (Note 17)	15,835	692	4	—	—	—	—	—	16,531
Amortization of above par issuance (Note 17)	—	(57)	—	—	—	—	—	—	(57)
Amortization of below par issuance (Note 17)	—	28	—	—	—	—	—	—	28
New leases (Note 17)	—	—	—	2,312	—	—	—	—	2,312
Remeasurement (Note 17)	—	—	—	27,158	—	—	—	—	27,158
Interest expense (Note 6)	—	—	9,423	631	—	—	—	—	10,054
Translation differences (Note 17)	—	—	2,609	18	—	—	—	—	2,627
Other	1,976	3,733	419	—	—	—	—	—	6,128
Total liability-related other changes	17,811	4,396	12,455	30,119	—	—	—	—	64,781

Total equity-related other changes (Note 15)	—	—	—	—	—	(31,654)	—	840,673	809,019

Balance at December 31, 2023	528,359	201,952	163,546	36,856	1,705,677	1,375	(163,024)	807,916	3,282,657